CLIENT CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Concentration Risk [Line Items]
Concentration risk customer	six	nine	six	eleven
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			94.00%		99.00%
Government Sources [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	82.00%	94.00%	92.00%	70.00%
Private Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	6.00%	8.00%	30.00%